PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 298,106	$ 202,153
Less: Accumulated depreciation	(66,258)	(15,455)
Construction in progress	122,769	66,773
Property, equipment and software, net	354,617	253,471
Machinery and R&D equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	26,551	16,997
Molds and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	84,367	79,963
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	50,935	15,586
Office and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	32,325	17,271
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	68,422	49,905
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software	$ 35,506	$ 22,431